U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

December 16, 2010

FILED VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	DoubleLine Funds Trust (the “Trust”)
File Nos.: 333-164298 and 811-22378
DoubleLine Multi-Asset Growth Fund (the “Fund”)

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 3 to the Trust’s Registration Statement for the purpose of amending disclosure relating to the Fund.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing will be effective 60 days after receipt of this filing.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosure